Interests in joint ventures - Schedule of Information About Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Carrying Amount	$ 0	$ 18,494	$ 48,568
Alvotech & CCHN Biopharmaceutical Co., Ltd.
Disclosure of joint ventures [line items]
Place of business	China
Ownership interest	0.00%	50.00%
Carrying Amount	$ 0	$ 18,494